John Hancock Disciplined Global Long Short Fund Expense Example - Class NAV [Member] - John Hancock Disciplined Global Long Short Fund - Class NAV	Mar. 31, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 158
Expense Example, with Redemption, 3 Years	504
Expense Example, with Redemption, 5 Years	875
Expense Example, with Redemption, 10 Years	$ 1,916